September 30, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• International Tilts Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
Aristocrat Leisure Ltd.	108,318	$ 5,014,413
BHP Group Ltd., Class DI	177,006	4,944,698
Coles Group Ltd.	86,034	1,324,306
Commonwealth Bank of Australia	102,390	11,307,289
Computershare Ltd.	24,665	592,597
Evolution Mining Ltd.	350,840	2,500,974
Glencore PLC	1,081,334	4,980,218
Insurance Australia Group Ltd.	9,443	51,169
JB Hi-Fi Ltd.	10,076	773,310
Macquarie Group Ltd.	38,673	5,613,384
Orica Ltd.	2,393	33,420
Pro Medicus Ltd.(a)	6,585	1,340,677
Qantas Airways Ltd.	181,188	1,309,228
QBE Insurance Group Ltd.	137,746	1,874,483
REA Group Ltd.	9,554	1,460,979
Rio Tinto PLC	9,871	650,523
Santos Ltd.	194,365	863,147
SEEK Ltd.	38,806	731,197
Sonic Healthcare Ltd.	18,806	266,366
South32 Ltd.	97,306	176,388
Telstra Group Ltd.	740,758	2,361,626
Transurban Group	163,557	1,492,270
Wesfarmers Ltd.	81,824	4,977,624
Woodside Energy Group Ltd.	2,639	39,852
Worley Ltd.	6,750	62,707
		54,742,845
Austria — 0.2%
BAWAG Group AG(b)	12,026	1,585,424
Erste Group Bank AG	2,190	215,283
		1,800,707
Belgium — 0.2%
Ageas SA/NV	25,828	1,791,336
China — 0.8%
BOC Hong Kong Holdings Ltd.	52,000	243,608
Prosus NV	85,474	6,044,296
		6,287,904
Denmark — 0.5%
Genmab A/S(c)	3,677	1,134,532
Novo Nordisk A/S, Class B	35,608	1,982,711
Pandora A/S	358	46,808
Tryg A/S	32,013	812,784
		3,976,835
Finland — 1.1%
Elisa OYJ	2,921	153,318
Nokia OYJ	540,067	2,597,073
Nordea Bank Abp	209,598	3,450,776
Sampo OYJ, A Shares	163,487	1,879,602
		8,080,769
France — 11.5%
Accor SA	275	13,065
Air Liquide SA	14,190	2,956,581
AXA SA	106,922	5,127,449
BNP Paribas SA	107,496	9,831,886
Bureau Veritas SA	69,892	2,192,187
Capgemini SE	7,179	1,047,254
Carrefour SA	79,554	1,205,622
Credit Agricole SA	195,680	3,856,085
Danone SA	35,585	3,100,637
Security	Shares	Value
France (continued)
Dassault Systemes SE	53,135	$ 1,787,515
Eiffage SA	8,166	1,046,211
Engie SA	194,160	4,173,766
Hermes International SCA	2,147	5,279,558
Ipsen SA	5,150	691,523
L’Oreal SA	2,863	1,243,937
LVMH Moet Hennessy Louis Vuitton SE	15,125	9,307,644
Publicis Groupe SA	34,551	3,324,958
Safran SA	34,909	12,388,124
Societe Generale SA	41,682	2,775,034
Thales SA	11,680	3,692,216
TotalEnergies SE	117,579	7,161,574
Veolia Environnement SA	50,570	1,724,538
Vinci SA	33,374	4,638,051
		88,565,415
Germany — 11.2%
adidas AG, Class N	25,488	5,400,435
Allianz SE, Registered Shares	22,120	9,306,479
Deutsche Bank AG, Class N, Registered Shares	137,878	4,883,057
Deutsche Post AG, Class N	1,456	65,065
Deutsche Telekom AG, Class N, Registered Shares	327,465	11,156,556
E.ON SE, Class N	172,355	3,246,388
GEA Group AG	10,644	786,933
Henkel AG & Co. KGaA	3,216	238,713
Infineon Technologies AG, Class N	99,246	3,893,437
Jenoptik AG	2	41
LEG Immobilien SE	6,957	554,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,641	5,517,055
Nemetschek SE	4,034	526,443
Rheinmetall AG	1,778	4,159,048
SAP SE	72,936	19,529,880
Schaeffler AG	11	74
Siemens AG, Class N, Registered Shares	23,048	6,222,453
Siemens Energy AG(c)	88,894	10,452,078
Vonovia SE	11,921	372,553
		86,311,145
Hong Kong — 2.2%
AIA Group Ltd.	1,018,200	9,758,391
CK Asset Holdings Ltd.	2,500	12,108
Jardine Matheson Holdings Ltd.	6,900	435,439
Link REIT	256,200	1,316,352
Sun Hung Kai Properties Ltd.	84,000	1,004,770
Swire Pacific Ltd., Class A(a)	34,000	288,141
Techtronic Industries Co. Ltd.	172,000	2,198,715
WH Group Ltd.(b)	1,569,500	1,699,692
		16,713,608
Ireland — 0.2%
Kerry Group PLC, Class A	16,036	1,447,693
Israel — 0.7%
Bank Hapoalim BM	48,421	984,262
Bank Leumi Le-Israel BM	57,453	1,131,973
Elbit Systems Ltd.	1,906	969,666
Isracard Ltd.	1,271	5,136
Israel Discount Bank Ltd., Class A	46,579	460,188
Mizrahi Tefahot Bank Ltd.	12,438	817,248
Nice Ltd.(c)	5,737	831,085
Nova Ltd.(c)	173	55,013
		5,254,571
Italy — 2.7%
A2A SpA	168,922	442,074

Schedule of Investments (unaudited)(continued)
September 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Amplifon SpA(a)	33,765	$ 550,713
Banca Mediolanum SpA	8,497	170,660
Banca Monte dei Paschi di Siena SpA(a)	545,092	4,850,336
BPER Banca SpA	55,566	618,014
Coca-Cola HBC AG, Class DI	5,550	261,841
Generali	35,247	1,385,208
Infrastrutture Wireless Italiane SpA(b)	36,972	434,474
Intesa Sanpaolo SpA	578,813	3,831,266
Leonardo SpA	15,552	995,121
MFE-MediaForEurope NV, Class A	8	30
Moncler SpA	299	17,597
Nexi SpA(b)	199,506	1,130,259
Poste Italiane SpA(b)	17,211	409,123
Snam SpA	199,258	1,196,391
UniCredit SpA	54,264	4,129,224
		20,422,331
Japan — 22.3%
Amada Co. Ltd.	37,800	464,536
Asahi Intecc Co. Ltd.	21,600	351,008
Asahi Kasei Corp.	74,300	583,977
Astellas Pharma, Inc.(a)	89,500	975,548
Bridgestone Corp.	5,700	263,443
Canon, Inc.(a)	175,500	5,121,631
Chugai Pharmaceutical Co. Ltd.	14,800	656,150
Concordia Financial Group Ltd.	19,300	147,762
CyberAgent, Inc.	3,200	38,412
Dai-ichi Life Holdings, Inc.	134,600	1,058,786
Daiichi Sankyo Co. Ltd.	39,600	891,008
Daikin Industries Ltd.	1,000	115,262
Daiwa House Industry Co. Ltd.	18,300	657,245
Daiwa Securities Group, Inc.	45,100	366,486
DMG Mori Co. Ltd.	46,500	934,351
ENEOS Holdings, Inc.	620,200	3,927,853
FANUC Corp.	78,900	2,267,345
Fujitsu Ltd.	154,600	3,626,656
Hitachi Ltd.	357,900	9,481,868
Honda Motor Co. Ltd.(a)	14,900	153,758
Hulic Co. Ltd.	52,300	572,912
Inpex Corp.	12,500	225,071
Japan Airlines Co. Ltd.	5,900	118,799
Japan Exchange Group, Inc.	29,600	330,542
Japan Post Bank Co. Ltd.	47,000	575,511
Japan Post Holdings Co. Ltd.	147,800	1,466,959
Japan Tobacco, Inc.	181,700	5,959,222
Keyence Corp.	7,600	2,831,461
Kubota Corp.	51,800	650,836
Kyocera Corp.	52,500	705,269
LY Corp.	90,800	291,469
McDonald’s Holdings Co. Japan Ltd.	12,400	520,039
Mitsubishi Chemical Group Corp.	37,100	213,108
Mitsubishi Corp.	94,900	2,262,358
Mitsubishi Electric Corp.	7,300	187,491
Mitsubishi Estate Co. Ltd.	27,300	627,459
Mitsubishi HC Capital, Inc.(a)	32,200	265,994
Mitsubishi Heavy Industries Ltd.	125,300	3,278,987
Mitsubishi UFJ Financial Group, Inc.	437,400	7,055,861
Mitsui & Co. Ltd.	260,700	6,473,493
Mitsui Fudosan Co. Ltd.	226,700	2,467,880
Mizuho Financial Group, Inc.	96,600	3,247,291
MS&AD Insurance Group Holdings, Inc.(a)	83,100	1,881,876
Murata Manufacturing Co. Ltd.	188,400	3,576,595
Security	Shares	Value
Japan (continued)
NEC Corp.	231,000	$ 7,394,099
Nomura Holdings, Inc.	327,700	2,401,605
Nomura Real Estate Holdings, Inc.	159,200	1,014,518
Nomura Research Institute Ltd.	26,900	1,032,746
Obayashi Corp.(a)	70,100	1,150,587
ORIX Corp.	74,200	1,947,452
Otsuka Holdings Co. Ltd.	7,000	373,315
Pan Pacific International Holdings Corp.	372,900	2,455,152
Panasonic Holdings Corp.	132,200	1,434,911
Recruit Holdings Co. Ltd.	107,100	5,758,106
Resona Holdings, Inc.	69,400	707,692
Secom Co. Ltd.	17,300	634,692
Shimizu Corp.	69,500	976,322
SMC Corp.	2,000	618,184
SoftBank Corp.	1,549,000	2,278,267
SoftBank Group Corp.	30,700	3,873,742
Sompo Holdings, Inc.	87,000	2,689,652
Sony Financial Group, Inc.(c)	408,900	453,458
Sony Group Corp.	416,800	11,981,625
Sumitomo Chemical Co. Ltd.	211,200	664,836
Sumitomo Corp.	144,500	4,180,817
Sumitomo Mitsui Financial Group, Inc.	415,500	11,689,202
Sumitomo Mitsui Trust Group, Inc.	36,100	1,047,767
Sumitomo Realty & Development Co. Ltd.	800	35,287
Sysmex Corp.	42,700	527,873
T&D Holdings, Inc.	17,300	422,877
Takeda Pharmaceutical Co. Ltd.(a)	110,000	3,230,743
Terumo Corp.	169,600	2,797,809
Tokio Marine Holdings, Inc.	90,300	3,821,779
Tokyo Electron Ltd.	38,600	6,842,505
Tosoh Corp.	1,000	14,794
Toyota Motor Corp.	484,100	9,297,847
Unicharm Corp.	172,800	1,121,035
		172,740,864
Luxembourg — 0.0%
SES SA	5	38
Macau — 0.0%
Galaxy Entertainment Group Ltd.	35,000	192,442
Mexico — 0.0%
Fresnillo PLC	7,922	252,702
Netherlands — 3.3%
Adyen NV(b)(c)	733	1,179,455
Argenx SE(c)	1,817	1,342,490
ASM International NV	587	354,049
ASML Holding NV	15,047	14,673,638
ASR Nederland NV	15,243	1,037,276
Euronext NV(b)	1,779	266,337
Koninklijke Ahold Delhaize NV	59,600	2,411,683
Koninklijke KPN NV	103,133	494,991
NN Group NV	15,328	1,080,893
Wolters Kluwer NV, Class C	20,532	2,802,616
		25,643,428
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	5,125	110,083
Xero Ltd.(c)	20,779	2,168,187
		2,278,270
Norway — 0.9%
Aker BP ASA	18,261	463,452
Aker Carbon Capture ASA	9	—
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Aker Horizons ASA(c)	1	$ —
Aker Solutions ASA	13	39
DNB Bank ASA	102,562	2,795,429
Equinor ASA(a)	43,201	1,053,504
Gjensidige Forsikring ASA	8,307	244,115
Kongsberg Gruppen ASA	48,265	1,542,420
Var Energi ASA	248,905	830,969
		6,929,928
Portugal — 0.1%
EDP SA	137,174	651,023
Singapore — 1.2%
DBS Group Holdings Ltd.	131,900	5,230,860
Singapore Technologies Engineering Ltd.	156,200	1,043,030
Singapore Telecommunications Ltd.(a)	1,037,000	3,315,358
		9,589,248
Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	13,864	1,111,313
Banco Bilbao Vizcaya Argentaria SA	140,616	2,709,620
Banco Santander SA	891,690	9,357,680
Bankinter SA	49,723	786,037
Iberdrola SA	235,252	4,453,165
Industria de Diseno Textil SA	69,375	3,839,479
Repsol SA	42,247	751,246
Telefonica SA	513,582	2,642,997
		25,651,537
Sweden — 1.9%
AddTech AB, B Shares	15,157	493,061
Assa Abloy AB, Class B	58,708	2,043,500
Atlas Copco AB, A Shares	148,131	2,512,003
Essity AB, Class B	26,100	682,231
Getinge AB, B Shares	26,687	575,185
Industrivarden AB, Class A	4,399	174,761
Indutrade AB	4,660	107,215
Investment AB Latour, B Shares	653	15,505
Investor AB, B Shares	83,721	2,620,828
Saab AB, Class B	5,943	365,151
Skanska AB, B Shares	35,730	927,404
Swedish Orphan Biovitrum AB(c)	8,348	255,184
Tele2 AB, B Shares	76,646	1,307,473
Telefonaktiebolaget LM Ericsson, B Shares	248,513	2,059,179
Telia Co. AB	77,233	294,641
		14,433,321
Switzerland — 7.4%
ABB Ltd., Class N, Registered Shares	176,805	12,794,197
Accelleron Industries AG	11,777	997,332
Belimo Holding AG, Registered Shares	677	712,005
Chocoladefabriken Lindt & Spruengli AG	18	275,196
Cie Financiere Richemont SA, Class A, Registered Shares	3,782	726,017
DSM-Firmenich AG	1,277	108,952
Flughafen Zurich AG, Class N, Registered Shares	906	277,407
Givaudan SA, Class N, Registered Shares	683	2,785,984
Helvetia Holding AG, Registered Shares	164	40,301
Logitech International SA, Class N, Registered Shares	28,557	3,141,224
Nestle SA, Class N, Registered Shares	32,535	2,987,859
Security	Shares	Value
Switzerland (continued)
Novartis AG, Class N, Registered Shares	133,292	$ 17,138,463
PSP Swiss Property AG, Class N, Registered Shares	131	22,539
Schindler Holding AG, Class N, Registered Shares	1,001	362,211
SGS SA, Registered Shares	19,232	1,998,586
UBS Group AG, Registered Shares	209,016	8,593,388
Zurich Insurance Group AG, Class N	6,330	4,524,576
		57,486,237
United Kingdom — 12.8%
3i Group PLC	701	38,641
Admiral Group PLC	12,112	546,653
AstraZeneca PLC	72,172	11,056,822
BAE Systems PLC	320,640	8,925,469
Barclays PLC	1,835,871	9,446,142
Beazley PLC	23,796	291,024
British American Tobacco PLC	6,590	350,504
CK Hutchison Holdings Ltd.	493,500	3,242,285
Compass Group PLC	59,027	2,011,979
Dunelm Group PLC	3	45
Entain PLC	1,932	22,833
Halma PLC	29,082	1,353,788
HSBC Holdings PLC	506,329	7,145,879
IG Group Holdings PLC	48,060	697,053
IMI PLC	3,976	122,806
Imperial Brands PLC	96,558	4,101,919
InterContinental Hotels Group PLC	20,059	2,425,340
Intertek Group PLC	39,116	2,489,885
J Sainsbury PLC	306,912	1,379,945
Lloyds Banking Group PLC	3,501,976	3,962,779
London Stock Exchange Group PLC	59,946	6,874,790
Melrose Industries PLC	5	41
NatWest Group PLC	608,546	4,298,373
Next PLC	17,078	2,846,967
Pearson PLC	6,627	94,243
RELX PLC	38,629	1,845,647
Rightmove PLC	99,850	953,551
Rolls-Royce Holdings PLC	628,157	10,097,148
Sage Group PLC	164,824	2,445,080
Segro PLC	4,134	36,528
Smith & Nephew PLC	15,895	288,293
Smiths Group PLC	81,219	2,575,060
Unilever PLC	55,467	3,278,576
Vodafone Group PLC	3,302,712	3,840,727
		99,086,815
United States — 5.6%
BP PLC	337,139	1,935,734
Carnival PLC(c)	4,871	129,474
CSL Ltd.	17,542	2,307,583
Experian PLC	120,554	6,055,084
GSK PLC	347,875	7,469,559
Holcim AG	6,853	584,729
Roche Holding AG	35,520	11,848,240

Schedule of Investments (unaudited)(continued)
September 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Sanofi SA	65,865	$ 6,237,017
Shell PLC	197,795	7,049,610
		43,617,030
Total Common Stocks — 97.5% (Cost: $631,032,999)		753,948,042
Preferred Securities
Preferred Stocks — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA	20,061	1,618,648
Sartorius AG	524	122,499
		1,741,147
Total Preferred Securities — 0.2% (Cost: $1,764,119)		1,741,147
Total Long-Term Investments — 97.7% (Cost: $632,797,118)		755,689,189
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	11,079,423	11,084,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	15,866,391	15,866,391
Total Short-Term Securities — 3.5% (Cost: $26,951,580)		26,951,354
Total Investments — 101.2% (Cost: $659,748,698)		782,640,543
Liabilities in Excess of Other Assets — (1.2)%		(9,359,206)
Net Assets — 100.0%		$ 773,281,337

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Master Portfolio.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,760,544	$ 8,325,732 (a)	$ —	$ (918)	$ (395)	$ 11,084,963	11,079,423	$ 19,553 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,430,160	9,436,231 (a)	—	—	—	15,866,391	15,866,391	446,361	—
				$ (918)	$ (395)	$ 26,951,354		$ 465,914	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	112	12/19/25	$ 15,598	$ (34,919)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 54,742,845	$ —	$ 54,742,845
Austria	—	1,800,707	—	1,800,707
Belgium	—	1,791,336	—	1,791,336
China	—	6,287,904	—	6,287,904
Denmark	—	3,976,835	—	3,976,835
Finland	—	8,080,769	—	8,080,769
France	—	88,565,415	—	88,565,415
Germany	—	86,311,145	—	86,311,145
Hong Kong	288,141	16,425,467	—	16,713,608
Ireland	—	1,447,693	—	1,447,693
Israel	—	5,254,571	—	5,254,571
Italy	—	20,422,331	—	20,422,331
Japan	1,574,493	171,166,371	—	172,740,864
Luxembourg	—	38	—	38
Macau	—	192,442	—	192,442
Mexico	—	252,702	—	252,702
Netherlands	—	25,643,428	—	25,643,428
New Zealand	110,083	2,168,187	—	2,278,270
Norway	—	6,929,928	—	6,929,928
Portugal	—	651,023	—	651,023
Singapore	—	9,589,248	—	9,589,248
Spain	—	25,651,537	—	25,651,537
Sweden	—	14,433,321	—	14,433,321
Switzerland	—	57,486,237	—	57,486,237

Schedule of Investments (unaudited)(continued)
September 30, 2025
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ 45	$ 99,086,770	$ —	$ 99,086,815
United States	—	43,617,030	—	43,617,030
Preferred Securities
Preferred Stocks	—	1,741,147	—	1,741,147
Short-Term Securities
Money Market Funds	26,951,354	—	—	26,951,354
	$ 28,924,116	$ 753,716,427	$ —	$ 782,640,543
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (34,919)	$ —	$ —	$ (34,919)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
Master Portfolio Schedule of Investments